Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Loan	The Loan consisted of the following:

	December 31,
	2021	2020
Loan balance	$—	$65,532
Outstanding principal	—	65,484
Accrued interest	—	48